Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Oak Street Health, Inc.
Entity Central Index Key	0001564406
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 W. Monroe Street Suite 1200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	733-9730
Entity Tax Identification Number	84-3446686